Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges	$ (4)	$ (2)	$ 16	$ (5)
Income tax relating to actuarial (losses) gains of defined benefit plans	84	(136)	118	(94)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ 4	$ (6)	$ 8	$ (13)
Actuarial assumption of discount rates	3.00%	3.70%	3.00%	3.70%	3.30%	3.80%	3.60%	3.60%